Revenue from Contract with Customer Revenue from Contract with Customer - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Contract with Customer Additional Information [Line Items]
Net contract liability	€ 4,055.0	€ 2,857.3
Document Period End Date	Dec. 31, 2019
Amount of remaining performance obligations	€ 13,200.0	€ 10,000.0
Percentage expected to be recognized	55.00%	66.00%
Period revenue is expected to be recognized	12 months
Revenue, Remaining Performance Obligation, Amount Adjustment	€ 1,500.0